Liability related to sales of future royalties and sales milestones, net - Schedule of Liability Related to Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Liability, Future Revenue [Roll Forward]
Interest expense accrued on liability related to future royalties and sales milestones, net	$ 5,000	$ 1,800	$ 14,878	$ 5,427
Blackstone Collaboration Agreement
Liability, Future Revenue [Roll Forward]
Beginning Balance			125,900	$ 47,016	$ 47,016
Proceeds from Blackstone Development Payments received					70,000
Interest expense accrued on liability related to future royalties and sales milestones, net			14,878		8,005
Cumulative catch-up adjustment					879
Ending Balance	$ 140,778		$ 140,778		$ 125,900